Financial Instruments - Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Cash and short-term investments	$ 167,113	$ 120,564	$ 138,510
Short-term investments	111,946	117,776
Credit risk [member]
Disclosure of credit risk exposure [line items]
Cash and short-term investments	167,113	120,564
Trade accounts receivable	35,084	66,230
Supplier advances	8,186	3,391
Royalty receivable	0	121
Employee loans	$ 552	$ 392